Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income	$ 3,562	$ 4,216	$ 4,328
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,589	1,562	1,329
Pension income and funding	(234)	(288)	(209)
Deferred income taxes	487	569	527
Loss on assets held for sale	486	0	0
Gain on disposal of property	0	0	(338)
Changes in operating assets and liabilities:
Accounts receivable	158	(7)	(91)
Material and supplies	20	(60)	(120)
Accounts payable and other	(49)	(498)	379
Other current assets	0	5	14
Other operating activities, net	146	424	99
Net cash provided by operating activities	6,165	5,923	5,918
Investing activities
Property additions	(2,863)	(3,865)	(3,531)
Acquisitions, net of cash acquired	(8)	(259)	0
Disposal of property	0	0	194
Other investing activities, net	(75)	(66)	(67)
Net cash used in investing activities	(2,946)	(4,190)	(3,404)
Financing activities
Issuance of debt	1,789	1,653	3,268
Repayment of debt	(1,221)	(402)	(2,393)
Change in commercial paper, net	(1,273)	141	99
Settlement of foreign exchange forward contracts on debt	26	2	53
Issuance of common shares for stock options exercised	56	77	103
Withholding taxes remitted on the net settlement of equity settled awards	(48)	(61)	(51)
Repurchase of common shares	(379)	(1,700)	(2,000)
Purchase of common shares for settlement of equity settled awards	(9)	(11)	(16)
Purchase of common shares by Share Trusts	(14)	(33)	(38)
Dividends paid	(1,634)	(1,544)	(1,333)
Acquisition, additional cash consideration	0	(25)	0
Net cash used in financing activities	(2,707)	(1,903)	(2,308)
Effect of foreign exchange fluctuations on cash, cash equivalents, restricted cash, and restricted cash equivalents	0	(1)	0
Net increase (decrease) in cash, cash equivalents, restricted cash, and restricted cash equivalents	512	(171)	206
Cash, cash equivalents, restricted cash, and restricted cash equivalents, beginning of year	588	759	553
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of year	1,100	588	759
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of year	1,100	588	553
Supplemental cash flow information
Interest paid	(551)	(521)	(488)
Income taxes paid	$ (353)	$ (822)	$ (776)